Research and Product Development Expenses (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Research and Product Development Expenses [abstract]
Research and product development expenses	$ 8,812	$ 8,247
Government research and product development funding	(2,436)	(4,671)
Research and development expense	$ 6,376	$ 3,576